BANK LOANS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

12.         BANK LOANS

Bank loans consist of the following as of December 31, 2011:

Loan from Financial Institutions	Annual Interest Rate	Loan period	Loan Amount	Collateral
Lanxi Branch of Agriculture Bank of China	7.878%	3/21/2011 – 3/20/2012	$1,428,367	The Group's equipment and buildings

Interest expense charged to operations for these bank loans was $ 133,596 for the year ended December 31, 2011.

Bank loans consist of the following as of December 31, 2010:

Loan from Financial Institutions	Annual Interest Rate	Loan period	Loan Amount	Collateral
Lanxi Branch of Agriculture Bank of China	6.903%	2/24/2010 – 2/23/2011	$2,264,938	The Group's equipment and buildings
Lanxi Branch of Agriculture Bank of China	6.903%	3/22/2010 – 3/21/2011	1,358,962
Total			$3,623,900

Interest expense charged to operations for these bank loans was $180,062 for the year ended December 31, 2010. There was no default of bank loan or interest payments during the year. All the bank loans were settled in March, 2011.